RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Related Party Transaction [Line Items]
Allowance for credit losses	$ (4,924)	$ (5,778)
Related Party [Member]
Related Party Transaction [Line Items]
Due from Related Parties	25,906	27,360
China Techenergy [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due from Related Parties	16,281	17,529
Hollycon [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due from Related Parties	13,984	15,066
Ningbo Hollysys [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due from Related Parties	558	286
Beijing Digital [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due from Related Parties	5	257
Others [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due from Related Parties	$ 2	$ 0